Shareholder Report, Holdings (Details) - C000009559 [Member]	Dec. 31, 2025
Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%
Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%